Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net
Intangible Assets, Net

10. Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024
Automotive Manufacturing Permission	647,174	647,174
Insurance Agent License	35,000	35,000
Indefinite‑lived intangible assets, net	682,174	682,174
Software	258,705	338,044
Patents	694	694
Finite‑lived intangible assets	259,399	338,738
Less: Accumulated amortization
Software	(76,699)	(105,267)
Patents	(694)	(694)
Accumulated amortization	(77,393)	(105,961)
Finite‑lived intangible assets, net	182,006	232,777
Total intangible assets, net	864,180	914,951

The Group recorded amortization expenses of RMB19,074, RMB24,297 and RMB28,940 for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2024, amortization expenses related to intangible assets for future periods are estimated to be as follows:

For the Year Ending December 31,
2025	30,404
2026	29,578
2027	29,578
2028	29,578
2029 and thereafter	113,639
Total	232,777